FAIR VALUE MEASUREMENTS, Gross Holding Gain and Loss and Fair Value of Held-to-maturity Securities (Details) - USD ($)		5 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		13,800,000	13,800,000
Private Placement Warrant [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		10,280,000	15,800,000
Recurring [Member] | Level 1 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost		$ 278,773,543	$ 284,373,197
Gross Holding Gain			959
Gross Holding (Loss)		(1,423)
Fair Value	[1]	$ 278,772,120	$ 284,374,156
Maturity, Date		Feb. 25, 2021	Jan. 25, 2022

[1]	Fair value of securities does not include cash held in trust in the amount of $6,579 and $1,103, as of December 31, 2021 and 2020, respectively.